Stock-Based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended		15 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Additional Disclosures
Options exercisable, weighted-average remaining contractual term (in years)		9 years 6 months
2014 Plan
Number of Options
Beginning balance (in shares)		10,571,222
Granted (in shares)	0	0		0
Exercised (in shares)		(2,174,963)
Forfeited (in shares)		(25,162)
Ending balance (in shares)		8,371,097	10,571,222	8,371,097
Exercisable (in shares)		8,341,982		8,341,982
Unvested (in shares)		29,115		29,115
Weighted- Average Exercise Price
Beginning balance (in dollars per share)		$ 0.29
Granted (in dollars per share)		0
Exercised (in dollars per share)		0.31
Forfeited (in dollars per share)		0.46
Ending balance (in dollars per share)		0.29	$ 0.29	$ 0.29
Exercisable (in dollars per share)		0.29		0.29
Unvested (in dollars per share)		$ 2.32		$ 2.32
Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)		7 years 3 months 29 days	8 years 2 months 19 days
Options exercisable, weighted-average remaining contractual term (in years)		7 years 3 months 29 days
Options unvested, weighted-average remaining contractual term (in years)		8 years 4 months 6 days
Options outstanding, aggregate intrinsic value		$ 25,773	$ 82,013	$ 25,773
Options exercisable, aggregate intrinsic value		25,731		25,731
Options unvested, aggregate intrinsic value		$ 42		$ 42
2021 Plan
Number of Options
Beginning balance (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		(1,386,413)
Ending balance (in shares)		346,603	0	346,603
Exercisable (in shares)		93,872		93,872
Unvested (in shares)		252,731		252,731
Weighted- Average Exercise Price
Beginning balance (in dollars per share)		$ 0
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		10.45
Ending balance (in dollars per share)		10.45	$ 0	$ 10.45
Exercisable (in dollars per share)		0		0
Unvested (in dollars per share)		$ 10.45		$ 10.45
Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)		9 years 6 months
Options unvested, weighted-average remaining contractual term (in years)		9 years 6 months
Options outstanding, aggregate intrinsic value		$ 0	$ 0	$ 0
Options exercisable, aggregate intrinsic value		0		0
Options unvested, aggregate intrinsic value		$ 0		$ 0
2021 Plan | Granted - service conditions
Number of Options
Granted (in shares)		1,039,810
Weighted- Average Exercise Price
Granted (in dollars per share)		$ 10.45
2021 Plan | Granted - performance conditions
Number of Options
Granted (in shares)		693,206
Weighted- Average Exercise Price
Granted (in dollars per share)		$ 10.45
Previously Reported | 2014 Plan
Number of Options
Beginning balance (in shares)		11,180,731
Ending balance (in shares)			11,180,731
Weighted- Average Exercise Price
Beginning balance (in dollars per share)		$ 0.27
Ending balance (in dollars per share)			$ 0.27
Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)			8 years 2 months 19 days
Options outstanding, aggregate intrinsic value			$ 82,013
Retroactive application of recapitalization | 2014 Plan
Number of Options
Beginning balance (in shares)		(609,509)
Ending balance (in shares)			(609,509)